Consolidated Statements of Stockholder's Equity (USD $)	Common Stock [Member] Stock Incentive Plan [Member]	Common Stock [Member] 401K Plan [Member]	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] Stock Incentive Plan [Member] USD ($)	Additional Paid-in Capital [Member] 401K Plan [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Treasury Stock [Member] Stock Incentive Plan [Member] USD ($)	Treasury Stock [Member] 401K Plan [Member] USD ($)	Treasury Stock [Member] USD ($)	Unallocated Common Stock Held by Benefit Plans[Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Retained Earnings [Member] USD ($)	401K Plan [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2012			$ 14,000			$ 13,559,000			$ (3,716,000)	$ (823,000)	$ 60,000	$ 7,743,000		$ 16,837,000
Balance, shares (in Shares) at Dec. 31, 2012			983,821
Common stock allocated by ESOP						58,000				87,000				145,000
Treasury stock purchased									(563,000)					(563,000)
Treasury stock purchased, shares (in Shares)			(35,972)
Stock based compensation expense						128,000								128,000
Release of Vested RRP Shares						(80,000)				80,000
Cash dividends declared												(185,000)		(185,000)
Net income												702,000		702,000
Other comprehensive income (loss), net											(78,000)			(78,000)
Balance at Dec. 31, 2013			14,000			13,665,000			(4,279,000)	(656,000)	(18,000)	8,260,000		16,986,000
Balance, shares (in Shares) at Dec. 31, 2013			947,849											947,849
Common stock allocated by ESOP						59,000				81,000				140,000
Treasury stock purchased									(760,000)					(760,000)
Treasury stock purchased, shares (in Shares)			(45,025)
Reissuance of treasury stock				(28,000)	26,000		28,000	38,000					64,000
Reissuance of treasury stock, shares (in Shares)	2,738	3,723
Stock based compensation expense						132,000								132,000
Release of Vested RRP Shares						(26,000)				26,000
Cash dividends declared												(211,000)		(211,000)
Net income												1,242,000		1,242,000
Other comprehensive income (loss), net											(18,000)			(18,000)
Balance at Dec. 31, 2014			$ 14,000			$ 13,828,000			$ (4,973,000)	$ (549,000)	$ (36,000)	$ 9,291,000		$ 17,575,000
Balance, shares (in Shares) at Dec. 31, 2014			909,285											909,285